UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23997

Tortoise Capital Series Trust

(Exact name of registrant as specified in charter)

5901 College Boulevard Suite 400

Overland Park, KS 66211

(Address of principal executive offices) (Zip code)

Tom Florence, President

Tortoise Capital Series Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(913) 981-1020

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2026

Date of reporting period: 5/31/2026

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure Total Return Fund
Class A | TORTX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at  https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-a-class/#literature. You can also request this information by contacting us at  (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.16%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

United States Natural Gas/Natural Gas Liquids Pipelines (57.1%)
United States Natural Gas Gathering/Processing (10.3%)
Canada Crude Oil Pipelines (9.6%)
Canada Natural Gas/Natural Gas Liquids Pipelines (7.9%)
United States Crude Oil Pipelines (6.7%)
United States Refined Product Pipelines (4.9%)
United States Renewables and Power Infrastructure (1.0%)
Canada Natural Gas Infrastructure (1.0%)
Cash & Other (1.5%)

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
*	Percentages are stated as a percent of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930704

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-a-class/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930704

Tortoise Energy Infrastructure Total Return Fund
Class C | TORCX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at  https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-c-class/#literature. You can also request this information by contacting us at  (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$104	1.91%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
*	Percentages are stated as a percent of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930605

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund-c-class/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930605

Tortoise Energy Infrastructure Total Return Fund
Institutional Class | TORIX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.91%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$3,772,328,701
Number of Holdings	26
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Targa Resources Corp.	10.2%
The Williams Companies, Inc.	8.5%
Cheniere Energy, Inc.	7.9%
Energy Transfer LP	7.5%
Enterprise Products Partners LP	7.2%
DT Midstream, Inc.	6.4%
Plains GP Holdings L.P.	4.9%
TC Energy Corporation	4.9%
ONEOK, Inc.	4.9%
MPLX LP	4.9%
*	Percentages are stated as a percent of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-SAR-890930506

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at (866) 362-9331, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-SAR-890930506

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tortoise Capital Series Trust
Tortoise Energy Infrastructure Total Return Fund
Core Financial Statements
May 31, 2026

Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.0%
Canada Crude Oil Pipelines - 9.6%
Enbridge, Inc.	3,176,459	$173,879,366
Pembina Pipeline Corporation	3,554,062	165,786,622
South Bow Corp.	580,115	20,860,935
		360,526,923
Canada Natural Gas Infrastructure - 1.0%
Rockpoint Gas Storage, Inc. - Class A	1,735,352	37,082,269
Canada Natural Gas/Natural Gas Liquids Pipelines - 7.9%
Keyera Corp.	2,765,123	114,704,519
TC Energy Corporation	2,773,273	184,755,447
		299,459,966
United States Crude Oil Pipelines - 4.9%
Plains GP Holdings L.P.	7,628,591	185,756,191
United States Natural Gas Gathering/Processing - 7.2%
Antero Midstream Corporation	8,253,829	173,000,256
Hess Midstream LP - Class A	1,900,428	71,266,050
Kinetik Holdings, Inc.	240,780	11,063,841
Kodiak Gas Services, Inc.	258,827	17,302,585
		272,632,732
United States Natural Gas/Natural Gas Liquids Pipelines - 42.4%
Cheniere Energy, Inc.	1,321,591	297,172,952
DT Midstream, Inc.	1,728,052	241,892,719
Excelerate Energy, Inc. - Class A	635,999	20,949,807
Kinder Morgan, Inc.	2,309,352	71,774,660
ONEOK, Inc.	2,198,667	184,556,109
Targa Resources Corp.	1,504,453	383,740,827
The Williams Companies, Inc.	4,498,771	321,167,262
Venture Global, Inc. - Class A	6,532,860	78,655,634
		1,599,909,970
United States Renewables and Power Infrastructure - 1.0%
Clearway Energy, Inc. - Class C	912,842	37,572,577
TOTAL COMMON STOCKS (Cost $1,736,536,577)		2,792,940,628
	Units
MASTER LIMITED PARTNERSHIPS - 24.5%
United States Crude Oil Pipelines - 1.8%
Plains All American Pipeline LP	3,084,857	69,193,342
United States Natural Gas Gathering/Processing - 3.1%
Western Midstream Partners LP	2,722,927	116,731,880

	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 14.7%
Energy Transfer LP	14,734,031	$282,451,374
Enterprise Products Partners LP	7,415,150	272,803,369
		555,254,743
United States Refined Product Pipelines - 4.9%
MPLX LP	3,368,095	184,066,392
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $623,962,311)		925,246,357
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.55%(a)	39,952,534	39,952,534
TOTAL MONEY MARKET FUNDS (Cost $39,952,534)		39,952,534
TOTAL INVESTMENTS - 99.6% (Cost $2,400,451,422)		$3,758,139,519
Other Assets in Excess of Liabilities - 0.4%		14,189,182
TOTAL NET ASSETS - 100.0%		$ 3,772,328,701

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value (cost $2,400,451,422)	$ 3,758,139,519
Receivable for investments sold	15,200,791
Dividends receivable	1,954,296
Receivable for fund shares sold	1,267,813
Dividend tax reclaims receivable	247,841
Prepaid expenses and other assets	83,893
Total assets	3,776,894,153
LIABILITIES:
Payable to Adviser	2,863,279
Payable for fund shares redeemed	984,670
Payable for distribution and shareholder servicing fees	351,042
Payable for fund administration and accounting fees	278,608
Payable for custodian fees	40,475
Payable for transfer agent fees and expenses	38,815
Payable for compliance fees	106
Payable for expenses and other liabilities	8,457
Total liabilities	4,565,452
NET ASSETS	$ 3,772,328,701
Net Assets Consist of:
Paid-in capital	$ 2,604,928,188
Total distributable earnings	1,167,400,513
Total net assets	$ 3,772,328,701
Class A
Net assets	$358,203,317
Shares issued and outstanding(a)	16,196,291
Net asset value per share	$22.12
Max offering price per share(b)	$23.41
Class C
Net assets	$21,094,982
Shares issued and outstanding(a)	981,980
Net asset value per share	$21.48
Institutional Class
Net assets	$ 3,393,030,402
Shares issued and outstanding(a)	150,711,338
Net asset value per share	$22.51

(a)	Unlimited shares authorized.
(b)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
The accompanying notes are an integral part of these financial statements.

2

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$39,651,334
Less: Dividend withholding taxes	(2,504,271)
Total investment income	37,147,063
EXPENSES:
Investment advisory fee (See Note 5)	15,593,611
Distribution expenses - Class A (See Note 6)	428,087
Distribution expenses - Class C (See Note 6)	103,729
Fund administration and accounting fees (See Note 5)	524,868
Reports to shareholders	164,280
Transfer agent fees (See Note 5)	154,139
Custodian fees (See Note 5)	85,451
Federal and state registration fees	55,090
Audit fees	30,366
Trustees’ fees	24,354
Compliance fees (See Note 5)	18,456
Legal fees	4,382
Other expenses and fees	30,846
Total expenses	17,217,659
NET INVESTMENT INCOME	19,929,404
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	340,695,252
Foreign currency transactions	7,130
Net realized gain	340,702,382
Net change in unrealized appreciation on investments	256,138,323
Net realized and unrealized gain	596,840,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 616,770,109

The accompanying notes are an integral part of these financial statements.

3

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$19,929,404	$42,607,474
Net realized gain (loss)	340,702,382	314,641,649
Net change in unrealized appreciation (depreciation)	256,138,323	(411,193,448)
Net increase (decrease) in net assets from operations	616,770,109	(53,944,325)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(2,067,648)	(4,760,268)
From return of capital - Class A	(6,047,518)	(9,565,476)
From earnings - Class C	—	(201,528)
From return of capital - Class C	(312,181)	(646,632)
From earnings - Institutional Class	(26,564,806)	(50,294,545)
From return of capital - Institutional Class	(60,321,279)	(90,078,492)
Total distributions to shareholders	(95,313,432)	(155,546,941)
CAPITAL TRANSACTIONS:
Shares sold - Class A	9,404,509	35,345,962
Shares issued from reinvestment of distributions - Class A	7,664,661	13,535,263
Shares redeemed - Class A	(16,551,765)	(28,156,001)
Shares sold - Class C	1,337,233	4,750,025
Shares issued from reinvestment of distributions - Class C	240,854	679,391
Shares redeemed - Class C	(3,317,779)	(5,711,116)
Shares sold - Institutional Class	424,041,148	844,561,220
Shares issued from reinvestment of distributions - Institutional Class	61,209,165	95,657,469
Shares redeemed - Institutional Class	(498,198,840)	(728,770,377)
Net increase (decrease) in net assets from capital transactions	(14,170,814)	231,891,836
Net increase (decrease) in net assets	507,285,863	22,400,570
NET ASSETS:
Beginning of the period	3,265,042,838	3,242,642,268
End of the period	$ 3,772,328,701	$ 3,265,042,838
SHARES TRANSACTIONS
Shares sold - Class A	449,556	1,823,002
Shares issued from reinvestment of distributions - Class A	358,306	713,690
Shares redeemed - Class A	(790,901)	(1,483,253)
Shares sold - Class C	64,920	253,620
Shares issued from reinvestment of distributions - Class C	11,168	36,892
Shares redeemed - Class C	(165,939)	(307,826)
Shares sold - Institutional Class	19,757,095	43,331,262
Shares issued from reinvestment of distributions - Institutional Class	2,829,641	4,954,032
Shares redeemed - Institutional Class	(22,776,384)	(37,665,898)
Total increase (decrease) in shares outstanding	(262,538)	11,655,521

The accompanying notes are an integral part of these financial statements.

4

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
Class A

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.09	$20.39	$14.33	$13.80	$11.07	$8.25
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(e)	0.09	0.21	0.22	0.21	(0.03)	0.08
Net realized and unrealized gain (loss) on investments(b)(e)	3.44	(0.60)	6.79	0.90	3.30	3.19
Total from investment operations	3.53	(0.39)	7.01	1.11	3.27	3.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.31)	(0.25)	(0.37)	(0.10)	(0.16)
Return of capital	(0.37)	(0.60)	(0.70)	(0.21)	(0.44)	(0.29)
Total distributions	(0.50)	(0.91)	(0.95)	(0.58)	(0.54)	(0.45)
Net asset value, end of period	$22.12	$19.09	$20.39	$14.33	$13.80	$11.07
Total return(c)	18.62%	−1.81%	50.96%	8.48%	31.26%	40.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$358,203	$308,787	$308,435	$198,181	$191,407	$168,259
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.16%	1.16%	1.17%	1.18%	1.18%	1.19%
After expense waiver/recoupment(d)	1.16%	1.16%	1.17%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets(d)	0.87%	1.11%	1.37%	1.53%	0.85%	0.67%
Portfolio turnover rate(c)	16%	18%	22%	7%	20%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

The accompanying notes are an integral part of these financial statements.

5

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
Class C

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.44	$19.76	$14.00	$13.57	$10.92	$8.18
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(e)	0.01	0.07	0.09	0.01	(0.15)	(0.07)
Net realized and unrealized gain (loss) on investments(b)(e)	3.34	(0.60)	6.61	0.98	3.28	3.23
Total from investment operations	3.35	(0.53)	6.70	0.99	3.13	3.16
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.24)	(0.35)	(0.08)	(0.16)
Return of capital	(0.31)	(0.60)	(0.70)	(0.21)	(0.40)	(0.26)
Total distributions	(0.31)	(0.79)	(0.94)	(0.56)	(0.48)	(0.42)
Net asset value, end of period	$21.48	$18.44	$19.76	$14.00	$13.57	$10.92
Total return(c)	18.18%	−2.60%	49.88%	7.68%	30.22%	39.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,095	$19,767	$21,518	$19,548	$22,356	$20,625
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.91%	1.91%	1.92%	1.93%	1.93%	1.94%
After expense waiver/recoupment(d)	1.91%	1.91%	1.92%	1.93%	1.93%	1.93%
Ratio of net investment income (loss) to average net assets(d)	0.13%	0.36%	0.62%	0.78%	0.11%	(0.08)%
Portfolio turnover rate(c)	16%	18%	22%	7%	20%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

The accompanying notes are an integral part of these financial statements.

6

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.46	$20.76	$14.54	$13.97	$11.20	$8.33
INVESTMENT OPERATIONS:
Net investment income(a)(e)	0.12	0.26	0.26	0.19	0.02	0.06
Net realized and unrealized gain (loss) on investments(b)(e)	3.50	(0.61)	6.91	0.97	3.31	3.27
Total from investment operations	3.62	(0.35)	7.17	1.16	3.33	3.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.35)	(0.25)	(0.37)	(0.10)	(0.16)
Return of capital	(0.40)	(0.60)	(0.70)	(0.22)	(0.46)	(0.30)
Total distributions	(0.57)	(0.95)	(0.95)	(0.59)	(0.56)	(0.46)
Net asset value, end of period	$22.51	$19.46	$20.76	$14.54	$13.97	$11.20
Total return(c)	18.75%	−1.58%	51.36%	8.73%	31.52%	40.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,393,030	$2,936,490	$2,912,689	$1,989,434	$2,231,400	$1,680,834
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	0.91%	0.91%	0.92%	0.93%	0.93%	0.94%
After expense waiver/recoupment(d)	0.91%	0.91%	0.92%	0.93%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets(d)	1.12%	1.36%	1.62%	1.78%	1.10%	0.92%
Portfolio turnover rate(c)	16%	18%	22%	7%	20%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The per common share data for the years ended November 30, 2025, 2024, 2023, 2022, and 2021 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

The accompanying notes are an integral part of these financial statements.

7

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)
1. Organization
Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 13, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure Total Return Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Fund is to seek total return. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Energy infrastructure companies are companies that process, store, transport and market natural gas, natural gas liquids, refined products and crude oil (i.e., midstream infrastructure) as well as generate, transport and distribute electricity (i.e., power & renewable infrastructure). The Fund intends to focus its investments primarily in equity securities of midstream infrastructure and also may invest in midstream master limited partnerships (“MLPs”) and power and renewable infrastructure. The Fund commenced operations following the reorganization of an identically named series of Managed Portfolio Series into the Fund (the “Predecessor Fund”). The Fund continued the accounting and performance history of the Predecessor Fund, which commenced operations on May 31, 2011.
The Fund offers three classes of shares: the Institutional Class, Class A and Class C. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class A shares may be subject to a front-end sales charge of up to 5.50%. Class C shares may be subject to a deferred sales charge of up to 1.00%.
2. Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Fund’s non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended May 31, 2026, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended November 30, 2022 through 2025.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts.

8

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.
During the period ended May 31, 2026, the Fund reallocated the amount of return of capital recognized based on the 2025 tax reporting information received. The impact of this adjustment is an increase to return of capital by approximately $1,771,718.
The Fund makes distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of Class A shares and Class C shares, respectively. Expenses incurred by the Trust that are not directly attributable to a specific Fund are allocated among the funds of the Trust on an equitable basis. Such expenses are generally allocated equally among the funds, although certain expenses may be allocated based on relative assets under management when deemed appropriate.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At May 31, 2026, the Fund did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and includes money market fund accounts.

9

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Income Tax Disclosures – Management has evaluated the impact of adopting ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on the Fund's financial statements and disclosures and determined there is no material impact for the Fund.
3. Securities Valuation
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities are valued in the same manner as domestic securities using the last sale price on the principal exchange or market on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Foreign securities are priced in their local currencies and translated into U.S. dollars using exchange rates provided by an independent pricing service. In limited circumstances, including when market quotations are not readily available or reliable, or when significant events occur after the close of the applicable foreign market but before the Fund’s NAV is calculated, foreign securities may be valued at fair value in accordance with the Fund’s valuation procedures. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.

10

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tortoise Capital Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee has adopted, and the board has approved a pricing and valuation policy. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Common stock	$2,792,940,628	$ —	$ —	$2,792,940,628
Master limited partnerships	925,246,357	—	—	925,246,357
Short-term investment	39,952,534	—	—	39,952,534
Total investments in securities	$3,758,139,519	$—	$—	$3,758,139,519

Refer to the Fund’s Schedule of Investments for additional industry information.
4. Concentration Risk & General Risk
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.035% of the first $500 million of the average daily net assets of the Fund, 0.03% on the next $500 million of the average daily net assets and 0.025% of the daily average net assets in excess of $1 billion, subject to an annual minimum of $60,000. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended May 31, 2026 are disclosed in the Statement of Operations.

11

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
Pursuant to a services agreement, the Trust pays PINE Advisors LLC to perform certain services including making an employee available to serve as the Funds’ Chief Compliance Officer and Principal Financial Officer.
6. Distribution Costs
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) with respect to Class A shares and Class C shares. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended May 31, 2026, expenses incurred by the Class A and Class C pursuant to the Plan were as follows:

Fund	Class A	Class C
Energy Infrastructure Total Return Fund	$ 428,087	$ 103,729

7. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Fund for the period ended May 31, 2026, were as follows:

Fund	Purchases	Sales
Energy Infrastructure Total Return Fund	$ 598,948,289	$ 577,290,895

8. Federal Tax Information
As of November 30, 2025, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Cost of investments	$2,120,669,237
Gross unrealized appreciation	1,233,171,791
Gross unrealized depreciation	(206,023,732)
Net unrealized appreciation (depreciation)	1,027,148,059
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(447,885,201)
Total accumulated gains (losses)	$579,262,858

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2025, the Fund had short-term capital loss carryforwards of $78,144,904 and long-term capital loss carryforwards of $369,740,297, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2025 tax reporting information from the individual MLPs. As of November 30, 2025, the Fund utilized $209,748,456 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year ordinary losses are any net

12

Tortoise Energy Infrastructure Total Return Fund
Notes to Financial Statements
May 31, 2026 (Unaudited)(Continued)
ordinary capital losses incurred between January 1 and the end of its fiscal year, November 30, 2025. For the taxable year ended November 30, 2025, The Fund does not plan to defer any late year losses.
During the period ended May 31, 2026, the Fund paid the following distributions to shareholders:

Ordinary income*	$ 28,632,454
Long-term capital gains**	—
Return of capital	66,680,978
Total distributions	$95,313,432

During the year ended November 30, 2025, the Fund paid the following distributions to shareholders:

Ordinary income*	$55,256,341
Long-term capital gains**	—
Return of capital	100,290,600
Total distributions	$155,546,941

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. Line of Credit
The Fund has established an uncommitted line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement were charged an interest rate equal to prime, 6.75% as of May 31, 2026. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the period ended May 31, 2026, the Fund’s LOC activity was as follows:

Fund	Lender	Average Borrowings	Amount Outstanding as of May 31, 2026	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Energy Infrastructure Total Return Fund	U.S. Bank N.A.	$5,763,000	$ —	6.75%	$ 1,081	$ 5,763,000	4/9/2026

10. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

13

Tortoise Energy Infrastructure Total Return Fund
Additional Information
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
The Independent Trustees of the Tortoise Capital Series Trust (“TCST”) each receive an annual retainer of $75,000. In addition, Independent Trustees will receive $5,000 for each in-person Board of Trustees meeting attended and $2,500 for each meeting attended virtually.
The Lead Independent Trustee and the Chairman of the Audit Committee will also receive supplemental annual retainers of $10,000 and $7,500, respectively.
Trustee compensation is established at the Trust level and relates to the oversight of all series of the Trust. Pursuant to the unitary fee arrangement applicable to the ETFs, Trustee compensation attributable to the ETFs is paid by the Investment Adviser under the applicable Investment Advisory Agreements. Accordingly, the Fund bears only its allocable share of Trustee compensation.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

14

Contacts
Board of Trustees
Carrie Ramirez Schoffman
Keith A. Fletcher
Andrew J. Iseman
John C. Maxwell
Tom Florence
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public
Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place 50 S. 16th St.
Philadelphia, PA 19102
Transfer Agent, Fund Accountant And
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Additional Information included within the financial statements filed under Item 7 (a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Capital Series Trust

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/10/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/10/2026

By (Signature and Title)*	/s/ John-Paul Nigro
John-Paul Nigro, Treasurer

Date	8/10/2026

* Print the name and title of each signing officer under his or her signature